LEASE LIABILITIES - Movements in the lease liabilities (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movements in the lease liabilities
Balances at the beginning of the year	$ 235,438	$ 239,007
Increases	263,120	190,816
Financial results, net	29,589	105,975
Payments	(112,200)	(117,373)	$ (126,214)
Decreases (included RECPAM and currency translation adjustments)	(156,189)	(182,987)
At the end of the year	$ 259,758	$ 235,438	$ 239,007